UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09092

First Eagle Variable Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices)	(Zip code)

Sheelyn Michael

First Eagle Investment Management, LLC 1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-698-3300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

First Eagle Overseas Variable Fund FEOVX

June 30, 2025

Semi-Annual Shareholder Report

FEOVX

This Semi-Annual Shareholder Report contains important information about the Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143 or your insurance company.

First Eagle Overseas Variable Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle Overseas Variable Fund	$66	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$246,772,996
  Number of Portfolio Holdings125
  Portfolio Turnover Rate10.04%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	84.2%
Commodities	14.3%
Short-Term Investments	1.5%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	14.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.4%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.6%
British American Tobacco plc (Tobacco, United Kingdom)	2.5%
Prosus NV (Broadline Retail, China)	2.4%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.1%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	1.8%
Unilever plc (Personal Care Products, United Kingdom)	1.8%
Reckitt Benckiser Group plc (Household Products, United Kingdom)	1.8%
Total	34.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.5%
OthersFootnote Reference1	1.2%
Real Estate	2.5%
Health Care	5.5%
Information Technology	5.6%
Materials	5.6%
Energy	6.0%
Consumer Discretionary	11.2%
Industrials	13.4%
Financials	14.1%
Commodities	14.3%
Consumer Staples	19.1%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

United StatesFootnote Reference3	16.2%
Japan	15.0%
United Kingdom	14.5%
Canada	7.0%
South Korea	6.4%
France	5.6%
Switzerland	5.2%
Hong Kong	4.2%
China	3.7%
Germany	3.3%
OthersFootnote Reference4	17.4%
Short-Term Investments	1.5%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain co-investors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P., a Delaware limited partnership.

On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries. The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objective or policies.

First Eagle Overseas Variable Fund

June 30, 2025

Semi-Annual Shareholder Report

FEOVX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit https://www.firsteagle.com/first-eagle-fund-shareholder-reports, or contact your insurance company.

Important Notice Regarding Delivery of Shareholder Materials

You can request this information by contacting us at 800.334.2143 or your insurance company.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semiannual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to this semiannual report.

Item 6. Investments.

Please see the schedule of investments contained under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Report

June 30, 2025

First Eagle Overseas Variable Fund

Advised by First Eagle Investment Management, LLC

Table of Contents

Item 7

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 84.1%
Belgium — 1.6%
Groupe Bruxelles Lambert NV	47,362	4,042,859
Brazil — 2.1%
Ambev SA, ADR	1,343,830	3,238,630
Itausa SA (Preference)	917,593	1,849,339
		5,087,969
Canada — 7.0%
Agnico Eagle Mines Ltd.	4,781	569,612
Barrick Mining Corp.	29,383	611,754
CAE, Inc.*	10,808	316,760
Franco-Nevada Corp.	1,725	283,208
Imperial Oil Ltd.	104,545	8,305,253
Nutrien Ltd.	53,894	3,138,787
Power Corp. of Canada	79,697	3,112,967
Wheaton Precious Metals Corp.	10,943	982,681
		17,321,022
Chile — 0.9%
Cia Cervecerias Unidas SA, ADR	165,749	2,141,477
China — 3.7%
Alibaba Group Holding Ltd.	230,468	3,262,493
Prosus NV	104,849	5,882,711
		9,145,204
Faroe Islands — 0.3%
Bakkafrost P/F	17,629	793,510
Finland — 0.4%
Kesko OYJ, Class B	37,063	914,128
France — 5.6%
Danone SA	50,540	4,135,351
Laurent-Perrier	10,066	1,112,210
Legrand SA	13,986	1,874,523
LVMH Moet Hennessy Louis Vuitton SE	6,260	3,276,359
Pluxee NV	13,195	287,698
Sanofi SA	18,911	1,830,844

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Shares	Value ($)
France — 5.6% (continued)
Sodexo SA	10,748	661,501
Wendel SE	6,827	722,046
		13,900,532
Germany — 3.3%
Brenntag SE	8,534	565,377
FUCHS SE (Preference)	38,356	2,119,842
Henkel AG & Co. KGaA (Preference)	24,347	1,913,275
Merck KGaA	26,667	3,457,599
		8,056,093
Hong Kong — 4.2%
AIA Group Ltd.	237,600	2,152,286
CK Asset Holdings Ltd.	441,500	1,950,911
Great Eagle Holdings Ltd.	172,583	301,638
Guoco Group Ltd. (a)	157,670	1,404,477
Hongkong Land Holdings Ltd.	255,300	1,473,081
Jardine Matheson Holdings Ltd.	64,780	3,113,502
		10,395,895
Japan — 15.0%
As One Corp.	49,420	852,811
Chofu Seisakusho Co. Ltd.	30,900	391,546
Daiichikosho Co. Ltd.	83,092	935,358
FANUC Corp.	126,400	3,431,417
Hirose Electric Co. Ltd.	11,880	1,433,892
Hoshizaki Corp.	48,700	1,678,107
Kansai Paint Co. Ltd.	204,480	2,803,561
Keyence Corp.	1,100	439,811
MISUMI Group, Inc.	26,900	359,343
Mitsubishi Electric Corp.	172,700	3,714,600
MS&AD Insurance Group Holdings, Inc.	142,200	3,178,968
Nagaileben Co. Ltd.	24,110	358,665
Nihon Kohden Corp.	91,600	1,090,135
Pilot Corp.	10,800	305,505
Secom Co. Ltd.	95,520	3,431,549
Shimano, Inc.	28,160	4,082,649

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Shares	Value ($)
Japan — 15.0% (continued)
SK Kaken Co. Ltd.	7,990	474,390
SMC Corp.	9,160	3,282,600
Sompo Holdings, Inc.	67,800	2,043,140
T Hasegawa Co. Ltd.	29,300	597,636
TIS, Inc.	39,800	1,333,685
USS Co. Ltd.	60,800	670,073
		36,889,441
Mexico — 2.3%
Fomento Economico Mexicano SAB de CV, ADR	44,000	4,531,120
Fresnillo plc	27,599	548,582
Grupo Mexico SAB de CV, Series B	114,409	692,996
		5,772,698
Netherlands — 1.0%
HAL Trust	4,345	621,199
Heineken Holding NV	22,577	1,684,688
Heineken NV	2,788	243,233
		2,549,120
Norway — 1.0%
Orkla ASA	233,573	2,543,959
Singapore — 1.9%
Haw Par Corp. Ltd.	306,813	2,891,586
United Overseas Bank Ltd.	14,400	407,573
UOL Group Ltd.	278,000	1,352,598
		4,651,757
South Korea — 6.4%
Fursys, Inc.	13,299	432,350
Hyundai Mobis Co. Ltd.	8,435	1,789,470
KT&G Corp.	39,566	3,734,497
NAVER Corp.	10,486	2,036,224
NongShim Co. Ltd.	3,079	894,974
Samsung Electronics Co. Ltd.	62,698	2,772,607
Samsung Electronics Co. Ltd. (Preference)	72,496	2,659,510
Samsung Life Insurance Co. Ltd.	16,226	1,527,931
		15,847,563

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Shares	Value ($)
Sweden — 2.7%
Industrivarden AB, Class C	25,642	928,542
Investor AB, Class B	134,531	3,986,609
L E Lundbergforetagen AB, Class B	10,026	500,474
Svenska Handelsbanken AB, Class A	98,916	1,324,217
		6,739,842
Switzerland — 5.2%
Cie Financiere Richemont SA (Registered)	27,524	5,208,446
Nestle SA (Registered)	30,469	3,029,422
Schindler Holding AG	10,909	4,062,186
Schindler Holding AG (Registered)	1,424	517,321
		12,817,375
Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,641	5,127,960
Thailand — 0.7%
Bangkok Bank PCL, NVDR	349,005	1,493,339
Thai Beverage PCL	729,592	264,075
		1,757,414
Turkey — 0.3%
AG Anadolu Grubu Holding A/S	114,085	745,464
United Kingdom — 14.5%
BAE Systems plc	141,337	3,668,103
Berkeley Group Holdings plc	44,014	2,332,079
Big Yellow Group plc, REIT	37,436	520,420
British American Tobacco plc	127,571	6,065,538
Diageo plc	53,373	1,345,859
Great Portland Estates plc, REIT	112,358	552,908
Haleon plc	586,335	3,013,546
Lloyds Banking Group plc	2,917,061	3,067,342
Reckitt Benckiser Group plc	63,710	4,340,372
Shell plc	182,592	6,412,539
Unilever plc	71,309	4,352,512
		35,671,218

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Shares	Value ($)
United States — 1.9%
Newmont Corp.	11,932	695,158
Royal Gold, Inc.	2,397	426,283
Willis Towers Watson plc	11,338	3,475,097
		4,596,538
Total Common Stocks (Cost $158,766,528)		207,509,038
	Ounces
Commodities — 14.3%
Gold bullion* (Cost $7,225,622)	10,689	35,365,550
	Principal Amount ($)
Short-Term Investments — 1.5%
Commercial Paper — 0.6%
BMW US Capital LLC 4.30%, 07/01/2025 (b)	278,000	277,967
Cargill, Inc. 4.32%, 07/01/2021 (b)	278,000	277,967
CVS Caremark Corp. 4.80%, 07/01/2025 (b)	417,000	416,944
General Motors Financial Co., Inc. 4.50%, 07/01/2021 (b)(c)	620,000	619,922
Total Commercial Paper (Cost $1,593,000)		1,592,800
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills 4.23%, 08/07/2025 (b)(d)	250,000	248,908
4.13%, 10/02/2025 (b)(d)	250,000	247,269
3.83%, 10/30/2025 (b)(d)	500,000	492,970
4.18%, 11/13/2025 (b)	250,000	246,125
Total U.S. Treasury Obligations (Cost $1,236,177)		1,235,272

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Shares	Value ($)
Investment Companies — 0.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (e) (Cost $944,370)	944,370	944,370
Total Short-Term Investments (Cost $3,773,547)		3,772,442
Total Investments — 99.9% (Cost $169,765,697)		246,647,030
Other Assets Less Liabilities — 0.1%		125,966
Net Assets — 100.0%		246,772,996

*  Non-income producing security.

(a)  Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at June 30, 2025 amounted to $1,404,477, which represents approximately 0.57% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	01/05/07 - 05/07/15	$1,732,521	$8.91

(b)  The rate shown was the current yield as of June 30, 2025.

(c)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at June 30, 2025 amounted to $619,922, which represents approximately 0.25% of net assets of the Fund.

(d)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(e)  Represents 7-day effective yield as of June 30, 2025.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,048,871
Aggregate gross unrealized depreciation	(5,733,615)
Net unrealized appreciation	$76,315,256
Federal income tax cost of investments	$169,765,697

Forward Foreign Currency Exchange Contracts outstanding as of June 30, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,405,000	USD	3,813,958	UBS AG	07/02/2025	$196,963
JPY	135,144,000	USD	927,222	UBS AG	07/02/2025	11,245
USD	865,268	JPY	122,046,000	Goldman Sachs	09/03/2025	11,563
USD	840,438	JPY	119,762,000	JPMorgan Chase Bank	10/01/2025	105
Total unrealized appreciation						219,876

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2025 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of June 30, 2025 (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,592,180	EUR	3,405,000	UBS AG	07/02/2025	$(418,739)
USD	916,718	JPY	135,144,000	UBS AG	07/02/2025	(21,749)
USD	1,386,771	EUR	1,276,000	Bank of New York Mellon	08/06/2025	(120,055)
USD	781,383	JPY	115,872,000	Bank of New York Mellon	08/06/2025	(26,670)
USD	1,575,947	EUR	1,376,000	Goldman Sachs	09/03/2025	(51,889)
USD	545,149	GBP	408,000	Goldman Sachs	09/03/2025	(15,119)
USD	1,960,442	EUR	1,719,000	JPMorgan Chase Bank	10/01/2025	(76,865)
USD	566,167	GBP	420,000	JPMorgan Chase Bank	10/01/2025	(10,692)
USD	1,836,224	EUR	1,571,000	UBS AG	11/05/2025	(29,753)
USD	1,146,875	JPY	164,874,000	UBS AG	11/05/2025	(14,422)
Total unrealized depreciation						(785,953)
Net unrealized depreciation						$(566,077)

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

NVDR  — Non-Voting Depositary Receipt

OYJ  — Public Limited Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Statement of Assets and Liabilities

June 30, 2025 (unaudited)

First Eagle Overseas Variable Fund
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$162,540,075
Gold bullion	7,225,622
Investments, at Value (Note 2)
Investments in non-affiliates	211,281,480
Gold bullion	35,365,550
Unrealized appreciation on forward foreign currency exchange contracts	219,876
Receivable for investment securities sold	15,702
Foreign tax reclaims receivable	860,522
Receivable for Fund shares sold	260,059
Accrued interest and dividends receivable	405,202
Due from adviser (Note 3)	85,204
Other assets	2,981
Total Assets	248,496,576
Liabilities
Investment advisory fees payable (Note 3)	153,183
Due to custodian	92
Payable for investment securities purchased	49,982
Distribution fees payable (Note 4)	51,061
Administrative fees payable (Note 3)	59,221
Trustee fees payable	1,583
Unrealized depreciation on forward foreign currency exchange contracts	785,953
Payable for Fund shares redeemed	153,526
Accrued expenses and other liabilities	468,979
Total Liabilities	1,723,580
Commitments and contingent liabilities^	—
Net Assets	$246,772,996
Net Assets Consist of
Paid in capital	129,260,558
Total distributable earnings (losses)	117,512,438
Net Assets	$246,772,996
Shares outstanding	8,816,593
Net asset value per share and redemption proceeds per share	$27.99

^  See Note 3 in the Notes to the Financial Statements.

See Notes to Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Statement of Operations

Period Ended June 30, 2025 (unaudited)

First Eagle Overseas Variable Fund
Investment Income
Interest (net of $— foreign taxes withheld)	$115,886
Dividends from:
Non-affiliates (net of $434,134 foreign taxes withheld)	4,034,705
Total Income	4,150,591
Expenses
Investment advisory fees (Note 3)	891,362
Distribution fees (Note 4)	297,121
Shareholder servicing agent fees	154,145
Administrative fees (Note 3)	90,527
Professional fees	200,862
Custodian and accounting fees	88,036
Shareholder reporting fees	26,072
Trustees' fees	4,413
Other expenses	10,181
Total Expenses	1,762,719
Expense waiver (Note 3)	(323,012)
Expense reductions due to earnings credits (Note 2)	(692)
Net Expenses	1,439,015
Net Investment Income (Note 2)	2,711,576
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	9,380,790
Commodity related transactions	1,178,368
Settlement of foreign currency and foreign currency transactions	(1,388)
Settlement of forward foreign currency exchange contracts	168,095
10,725,865
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $19,531)	30,891,503
Foreign currency and foreign currency translations	94,652
Forward foreign currency exchange contracts	(1,576,049)
29,410,106
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	40,135,971
Net Increase in Net Assets Resulting from Operations	$42,847,547

See Notes to Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Statements of Changes in Net Assets

	First Eagle Overseas Variable Fund
	For the Six Months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
Operations
Net investment income	$2,711,576	$3,422,432
Net realized gain on investments, commodity, foreign currency and forward contract related transactions	10,725,865	33,228,995
Change in unrealized appreciation on investments, commodity, foreign currency and forward contract related translations	29,410,106	(21,715,879)
Net increase in net assets resulting from operations	42,847,547	14,935,548
Distributions to Shareholders
Distributable earnings	—	(5,609,876)
Decrease in net assets resulting from distributions	—	(5,609,876)
Fund Share Transactions
Net proceeds from shares sold	13,961,187	13,758,368
Net asset value of shares issued for reinvested dividends and distributions	—	5,609,876
Cost of shares redeemed	(39,701,502)	(45,570,087)
Decrease in net assets from Fund share transactions	(25,740,315)	(26,201,843)
Net increase (decrease) in net assets	17,107,232	(16,876,171)
Net Assets (Note 2)
Beginning of period	229,665,764	246,541,935
End of period	$246,772,996	$229,665,764
Changes in Shares Outstanding
Shares outstanding, beginning of period	9,809,223	10,911,079
Shares sold	527,984	576,377
Shares issued on reinvestment of distributions	—	229,349
Shares redeemed	(1,520,614)	(1,907,582)
Shares outstanding, end of period	8,816,593	9,809,223

See Notes to Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

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First Eagle Overseas Variable Fund

Financial Highlights

	Per share operating performance*
	Change in Net Assets Resulting from Operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Total distributions	Net asset value, end of period
Six Months Ended June 30, 2025 (unaudited)	$23.41	0.29	4.29	4.58	—	—	—	$27.99
December 31, 2024	$22.60	0.34	1.07	1.41	(0.43)	(0.17)	(0.60)	$23.41
December 31, 2023	$22.21	0.30	1.88	2.18	—	(1.79)	(1.79)	$22.60
December 31, 2022	$26.38	0.26	(2.39)	(2.13)	(0.52)	(1.52)	(2.04)	$22.21
December 31, 2021	$25.58	0.20	0.93	1.13	(0.25)	(0.08)	(0.33)	$26.38
December 31, 2020	$25.75	0.18	1.55	1.73	(0.69)	(1.21)	(1.90)	$25.58

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

				Ratios/Supplemental Data
				Ratios to Average Net Assets of:
Selected per share data for the period ended:	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
Six Months Ended June 30, 2025 (unaudited)	19.56	%(b)	$246,773	1.48	%(c)	1.21	%(c)	2.01	%(c)	2.28	%(c)	10.04	%(b)
December 31, 2024	6.10%		$229,666	1.54%		1.21%		1.08%		1.41%		21.99%
December 31, 2023	10.08%		$246,542	1.56%		1.31%		1.03%		1.28%		3.86%
December 31, 2022	(8.17)%		$254,183	1.49%		1.40%		0.96%		1.06%		13.63%
December 31, 2021	4.44%		$318,670	1.43%		1.38%		0.70%		0.76%		11.31%
December 31, 2020	6.85%		$323,318	1.45%		1.38%		0.68%		0.75%		12.37%

*  Per share amounts have been calculated using the average shares method.

†  The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss on that period because of the timing of sales and purchase of the Funds' shares in relation to fluctuating market value of the investments in the Fund.

(a)  Performance data quoted herein does not reflect charges imposed by variable annuity contracts and variable life insurance policies issued by the life insurance companies through which the Fund is offered. If those account-level fees and expenses were reflected, performance would be lower.

(b)  Not Annualized.

(c)  Annualized.

See Notes to Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

Note 1 — Organization

First Eagle Variable Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the "Fund"). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The Fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies. The shares of the Fund may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2025, the Fund is offered as an investment option by two insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Fund.

First Eagle Investment Management, LLC (the "Adviser") is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain co-investors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P., a Delaware limited partnership.

On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries.

As required under the 1940 Act, closing of the transaction was an "assignment" of the prior investment management agreement between the First Eagle Variable Funds and the Adviser with respect to the Fund, which resulted in automatic termination of the agreement. On April 3, 2025, the Board of Trustees of the First Eagle Variable Funds (the "Board") considered a new substantially identical investment management agreement with the Adviser with respect to the Fund, which it approved and presented such to the shareholders of the Fund for approval, and was approved by shareholders on June 30, 2025. The current investment management agreement took effect upon the closing of the transaction on August 15, 2025. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objective or policies.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

Accounting Standards Board Accounting Standards (the "FASB") Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investment Valuation — The Fund computes its net asset value ("NAV") once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case, it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund's NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be "fair valued" as described below.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to the Fund's holdings therefore may differ on occasion from reported market value, especially during periods of higher market price volatility. The Adviser believes relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund than relying solely on reported market values.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Fund are determined in good faith by the Adviser as "valuation designee" under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation and liquidity procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Fund's inputs used to value the Fund's investments as of June 30, 2025:

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$44,817,786	$162,691,252 (a)	$—	$207,509,038
Commodities*	—	35,365,550	—	35,365,550
Short-Term Investments	944,370	2,828,072	—	3,772,442
Forward Foreign Currency Exchange Contracts**	—	219,876	—	219,876
Total	$45,762,156	$201,104,750	$—	$246,866,906
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(785,953)	$—	$(785,953)
Total	$—	$(785,953)	$—	$(785,953)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(a) for additional details.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

†  See Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts

b)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

c)  Expenses — Expenses arising in connection with the Fund are charged directly to the Fund. Certain expenses are shared with the First Eagle Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain solely to the Fund are allocated based upon the percentage the net assets the Fund bears to the total net assets of all the funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

d)  Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statement of Operations. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

e)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward foreign currency exchange contracts. The Fund enters

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund's currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund's Schedule of Investments. For the period ended June 30, 2025, the average monthly outstanding currency purchased and sold in U.S. dollars for forward foreign currency exchange contracts totaled $5,468,020 and $19,126,111, respectively.

The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties.

An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Fund may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Collateral received by the Fund is held in a segregated account at the Fund's custodian bank. These amounts are not reflected on the Fund's Statement of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, generally prohibits open-end funds, including the Fund, from issuing or selling any "senior security", except that the Fund may borrow from a bank if, immediately after such borrowing, there is "asset coverage" of at least 300%.

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by the Adviser as a "derivatives risk manager". The derivatives risk manager is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, the Fund is relying on the Limited Derivatives User Exception.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

At June 30, 2025, the Fund had the following forward foreign currency exchange contracts grouped into risk categories illustrated below:

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net Realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$219,876	$785,953	$168,095	$(1,576,049)

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) on settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following table presents the Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of June 30, 2025:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$11,563	$(11,563)	$—	$—
JPMorgan Chase Bank	105	(105)	—	—
UBS AG	208,208	(208,208)	—	—
Total	$219,876	$(219,876)	$—	$—

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$146,725	$—	$(122,275)	$24,450
Goldman Sachs	67,008	(11,563)	—	55,445
JPMorgan Chase Bank	87,557	(105)	(33,633)	53,819
UBS AG	484,663	(208,208)	(234,931)	41,524
Total	$785,953	$(219,876)	$(390,839)	$175,238

*  The actual collateral received/pledged may be more than the amount reported due to over collateralization.

f)  Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Statement of Operations and reflected in market value of the securities. TIPS are subject to interest rate risk.

g)  Restricted Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund's Schedule of Investments.

h)  United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Fund declares and pays such income and capital gains on an annual basis.

The Fund adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

i)  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j)  Foreign Taxes — The Fund may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

k)  New Accounting Pronouncements and Regulations — In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

l)  Segment Reporting — The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosure requirements only and did not affect the fund's financial position or the results of its operations. Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker ("CODM") in deciding how to allocate resources and assess performance.

In accordance with ASC 280, the Fund has determined that it has a single operating segment which derives its revenues from investments made in accordance with the Fund's defined investment objective. The Fund's CODM is represented by the Adviser, through various committees. The Fund's net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund's financial statements.

Note 3 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), an annual advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") are limited to 1.21% of average net assets. This undertaking lasts until April 29, 2026 and may not be terminated during its term without the consent of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.21% the Fund's average net assets; or (2) if applicable, the then-current expense limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. During the period ended June 30, 2025, the Adviser waived $292,072 in expenses, which are included under "expense waiver" on its Statement of Operations. As of June 30, 2025, the Fund has $37,190 receivable from the Adviser for reimbursement of expenses, which are included under "due from adviser" on its Statement of Assets and Liabilities.

For the period ended June 30, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Repayment Amounts Expiring December 31,
	Total Eligible for Recoupment	2026	2027	2028*
Class A	$1,450,820	$517,152	$641,596	$292,072

*  Amounts included represent the amounts incurred for the period January 1,2025 to June 30, 2025. The finalized amount available for potential future repayment by the Adviser expiring December 31, 2028 will be available as of December 31, 2025

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Fund, and in accordance with its agreement with the Adviser, the Fund reimburses the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of the Fund's average daily net assets. For the period ended June 30, 2025, these reimbursements exceeded the 0.05% annual rate and the Adviser refunded $30,940 to the Fund, which is included under "expense waiver" in the Statement of Operations. As of June 30, 2025, the Fund has a receivable from the Adviser of $48,014 for reimbursement of expenses, which is included under "due from adviser" on its Statement of Assets and Liabilities.

The Fund has entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Fund's portfolio securities and other assets. JPM has directly entered into sub-custodian agreements to maintain the custody of gold bullion in the Fund. JPM has also entered into sub-custodian agreements with a number of foreign banks and

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. Under the terms of the custody agreement between the Fund and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Fund. JPM is also required, upon the order of the Fund, to deliver securities and bullion held by JPM and the sub-custodians, and to make payments for securities purchased by the Fund.

The Fund has also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Fund's administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Fund's custodian.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Plan. As of June 30, 2025, balances to the Plan are included in the fees payable to the Trustees on the Statement of Assets and Liabilities.

Note 4 — Plans of Distribution

FEF Distributors, LLC (the "Distributor"), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund's shares pursuant to a distribution contract with the Fund. Under the terms of the Distribution Plan and Agreement (the "Plan") with the Distributor, pursuant to the provisions of Rule 12b-1 under the 1940 Act, the Fund pays the Distributor monthly a distribution fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Under the Plan, the Distributor will use amounts payable by the Fund in their entirety for payment to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the period ended June 30, 2025, the distribution fee incurred by the Fund was $297,121.

Note 5 — Purchases and Sales of Securities

For the period ended June 30, 2025, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Overseas Variable Fund	$23,438,358	$45,966,050	$—	$—

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

Note 6 — Line of Credit

On June 24, 2024, the Fund, together with the First Eagle Funds, renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the Fund and First Eagle Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes with a termination date of June 23, 2025. Under the Credit Facility arrangement, each Fund, on a pro rata basis, has agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Credit Facility. A portion of the commitment fees related to the Credit Facility is paid by the Fund and is included in other expense in the Statement of Operations. During the period ended June 30, 2025, the Fund had no borrowings under the agreement. On June 4, 2025, the Funds' Audit Committees approved an extension of the Credit Facility until Fall 2025, pending a negotiation of its renewal.

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund may have elements of risk not typically associated with investments in the United States due to its investments in foreign countries or regions. Such foreign investments may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The value and liquidity of the Fund's portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. In addition, the value of the Fund's portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. Equity securities generally have greater price volatility than debt securities.

The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Note 8 — Subsequent Events

As noted in Note 1, on August 15, 2025 after the period covered by this report, private equity funds managed by Genstar Capital purchased all interests in First Eagle Holdings held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. The Fund's current investment management agreement took effect upon the closing of the transaction on August 15, 2025, following approval of the agreement by shareholders on June 30, 2025.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Item 8 Changes In and Disagreements with Accountants

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1)  The date of the meeting and whether it was an annual or special meeting.

June 30, 2025. Special Meeting.

(2)  If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.

LISA ANDERSON

CANDACE K. BEINECKE

PETER W. DAVIDSON

JEAN D. HAMILTON

WILLIAM M. KELLY

PAUL J. LAWLER

MANDAKINI PURI

SCOTT SLEYSTER

JOHN P. ARNHOLD

MEHDI MAHMUD

(3)  A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Proposal 1:

To seek shareholder approval of a "new" advisory agreement for the Fund that will continue the existing advisory arrangement with First Eagle Investment Management, LLC ("FEIM") subsequent to the prospective change of ownership (the "Transaction") of the parent company of FEIM, First Eagle Holdings, Inc. ("FE Holdings"). In the Transaction, funds managed by Genstar Capital (the "Buyers") propose to make a majority investment in FE Holdings. The Transaction will involve

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

the buyout of all interests in FE Holdings currently held by funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain related co-investors such that Buyers will indirectly acquire a majority interest in FEIM.

FOR			AGAINST			ABSTAIN
Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
7,987,117	93.08%	89.53%	247,167	2.88%	2.77%	346,965	4.04%	3.89%

Proposal 2:

To seek election of ten members of the Board of Trustees of the Trust.

	FOR			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Lisa Anderson	8,109,930	94.51%	90.90%	471,319	5.49%	5.28%
(02) Candace K. Beinecke	8,118,012	94.60%	90.99%	463,237	5.40%	5.19%
(03) Peter W. Davidson	8,097,892	94.37%	90.77%	483,356	5.63%	5.42%
(04) Jean D. Hamilton	8,114,101	94.56%	90.95%	467,148	5.44%	5.24%
(05) Willliam M. Kelly	8,099,614	94.39%	90.79%	481,635	5.61%	5.40%
(06) Paul J. Lawler	8,097,180	94.36%	90.76%	484,069	5.64%	5.43%
(07) Mandakini Puri	8,106,758	94.47%	90.87%	474,491	5.53%	5.32%
(08) John P. Arnhold	8,101,615	94.41%	90.81%	479,634	5.59%	5.38%
(09) Mehdi Mahmud	8,132,294	94.77%	91.15%	448,954	5.23%	5.03%
(10) Scott Sleyster	8,124,661	94.68%	91.07%	456,588	5.32%	5.12%

Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting. As a result, the abstentions and broker non-votes for each particular proposal will have the same effect as a vote against Proposal 1.

Item 10 Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement

At a meeting held on April 3, 2025, the Board of Trustees (the "Board") of the Fund, including a majority of the independent trustees (the "Independent Trustees"), approved the continuation of the Fund's current advisory agreement (the "Current Advisory Agreement"). It was noted that this would be in lieu of the regular review cycle that otherwise would have been scheduled for the June 2025 Board meetings and recognizes that the Current Advisory Agreement otherwise expires by its terms on June 30, 2025.

The Board of the Fund also approved a "new" advisory agreement for the Fund with the Adviser (referred to here as the "New Advisory Agreement") that is substantially identical to the Current Advisory Agreement and will be effective subsequent to the prospective change of ownership (the "Transaction") of the parent company of the Adviser, First Eagle Holdings, Inc. ("FE Holdings"), subject to the approval of shareholders of the Fund. The Board also recommended that shareholders of the Fund approve the New Advisory Agreement.

In their deliberations, in addition to information provided by the Adviser specifically in connection with its evaluation of the terms and conditions of the New Advisory Agreement related to the Transaction, the Trustees also considered information they had received in June 2024, December 2024 and February 2025. It was noted that materials at the most recent renewal of the Current Advisory Agreement (from the June 2024 meeting of the Board) had included comprehensive fee, expense and performance comparisons prepared by a third-party consultant, including comparisons to peer mutual funds, to Morningstar and Lipper "Category Averages," and to the Fund's stated market benchmark, and that there were no substantively material changes to the June 2024 data. Also noted was that the Board had the benefit of receiving presentations from and holding discussions with management throughout the year.

As at previous meetings, the Trustees received materials relating to the organizational structure and business of the Adviser. Various information relating to the terms of the Transaction, including the goals and interests of Genstar Capital (the "Buyer") and a timetable of the Transaction, was reviewed. The Buyer advised that it will exercise its oversight of the Adviser's business at the level of the parent company board of directors and will not be involved in the day-to-day management of the Adviser. The Buyer also advised that no change in investment processes, trading practices or distribution is anticipated as a result of the Transaction.

As described above, discussion with management and the Buyer had covered the respective goals and interests of the different parties, the expected timetable of the Transaction, financing and other key economic terms, the perspectives of key employees and related executive and employee retention initiatives, and the expected business strategies of and resources available to the Adviser going forward. The Board also was advised of alternatives to the Transaction that had been considered by management and management's view that the Transaction, and

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement

related continuation of the Adviser's services without interruption under the proposed New Advisory Agreement, is desirable and appropriate and in the best interests of the Adviser, FE Holdings and the Fund and its shareholders. The Trustees specifically understood that there would be no diminution of services or support for the Fund by the Adviser as a result of the Transaction.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable and within the range of what could be negotiated at arm's length, and that the continuance of the Current Advisory Agreement and the approval of the New Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusions:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services provided by the Adviser to the Fund and considered that the services were not expected to change in connection with the Transaction. The Adviser will provide the Fund with investment research, advice and supervision, and continuously furnish an investment portfolio for the Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in the Fund's Prospectus. The Trustees were assured that service levels for the Fund, which is subject to an expense cap, are not affected by the terms of the expense cap.

•  The Trustees reviewed the Fund's long-standing historical relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the insurance account participants, the decision to purchase Fund shares included a decision to select the Adviser as the investment adviser and that there is a strong association in the minds of insurance account participants between the Adviser and the Fund.

•  The Trustees commented on the background and experience of the Fund's portfolio managers and the quality of the Trustees' regular meetings with them over time. The Trustees also noted that it was anticipated that the portfolio managers would not change in connection with the Transaction.

•  The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on the Buyers, including their track record of growing businesses, their likely time period of ownership of the business and possible later exit strategies, their familiarity with the investment management industry and other highly regulated financial services sectors, their support for management's strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement

•  The Trustees noted that the costs associated with the proxy solicitation with respect to the New Advisory Agreement would be borne by the Adviser and/or the Buyers. No such costs would be borne by the Fund.

Investment Performance of the Fund and the Adviser

•  The Trustees were provided investment performance information for the Fund on both an absolute and a relative basis over 1-year, 3-year, 5-year and 10-year periods in connection with the June 2024 Board meeting and select updated performance information in connection with the April 2025 Board meeting.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

•  The Trustees were provided (in connection with the June 2024 Board meeting) detailed information regarding the total compensation to be received by the Adviser and the Fund's total costs for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Fund (notably, under the administrative cost reimbursement program). The Trustees were also provided (in connection with the June 2024 Board meeting and select updated information in connection with the April 2025 Board meeting) comparative fee and expense information for peer mutual funds.

•  The Trustees considered representations that there will not be any unfair burden imposed on the Fund in connection with the Transaction, including that the fee terms would not increase for two years as a result of the Transaction (noting that the existing expense caps, or those imposed in the future for reasons unrelated to the Transaction, are expected to be governed in accordance with their terms).

•  The possibility of new affiliations in light of the Transaction were considered and it was determined that affiliates of the Buyers were not anticipated to have meaningful service or trading relationships with the Fund.

•  The Trustees considered potential economies of scale in the operation of the Fund and the provision of services by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, which is the method by which the Fund "pays" for administrative services performed by the Adviser, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. Further scale as a result of the Transaction was considered but viewed as speculative.

•  The Trustees reviewed the Adviser's financial condition and profitability and were provided (in connection with the June 2024 Board meeting) information showing estimated and indicative profitability for the Adviser. They noted that profits were viewed as not excessive and providing appropriate incentives to

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement

the Adviser. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser's culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on or reflective of the profits realized.

•  The Trustees considered compensation and equity ownership incentives for key employees that would be included as part of the Transaction (or otherwise continued). The Trustees also considered the financial structure of the Transaction including the level of leverage that would be taken on by the Adviser's parent company.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

General Information

Form N-PORT portfolio schedule

The First Eagle Variable Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund's proxy voting policies, (2) a description of the Fund's proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

First Eagle Variable Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Advisory Trustee

Scott Sleyster*

Trustee Emeritus

Jean-Marie Eveillard**

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue,
Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Funds' Statement of Additional Information.

*  Mr. Sleyster is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the 1940 Act.

**  Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Variable Funds.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2025

First Eagle Variable Funds is offered by FEF Distributors, LLC

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1)	The date of the meeting and whether it was an annual or special meeting.

June 30, 2025.  Special Meeting.

(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.

LISA ANDERSON

CANDACE K. BEINECKE

PETER W. DAVIDSON

JEAN D. HAMILTON

WILLIAM M. KELLY

PAUL J. LAWLER

MANDAKINI PURI

SCOTT SLEYSTER

JOHN P. ARNHOLD

MEHDI MAHMUD

(3)	A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Proposal 1:

To seek shareholder approval of a “new” advisory agreement for the Fund that will continue the existing advisory arrangement with First Eagle Investment Management, LLC (“FEIM”) subsequent to the prospective change of ownership (the “Transaction”) of the parent company of FEIM, First Eagle Holdings, Inc. (“FE Holdings”). In the Transaction, funds managed by Genstar Capital (the “Buyers”) propose to make a majority investment in FE Holdings. The Transaction will involve the buyout of all interests in FE Holdings currently held by funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain related co-investors such that Buyers will indirectly acquire a majority interest in FEIM.

FOR			AGAINST			ABSTAIN
Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
7,987,117	93.08%	89.53%	247,167	2.88%	2.77%	346,965	4.04%	3.89%

Proposal 2:

To seek election of ten members of the Board of Trustees of the Trust.

	FOR			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Lisa Anderson	8,109,930	94.51%	90.90%	471,319	5.49%	5.28%
(02) Candace K. Beinecke	8,118,012	94.60%	90.99%	463,237	5.40%	5.19%
(03) Peter W. Davidson	8,097,892	94.37%	90.77%	483,356	5.63%	5.42%
(04) Jean D. Hamilton	8,114,101	94.56%	90.95%	467,148	5.44%	5.24%
(05) Willliam M. Kelly	8,099,614	94.39%	90.79%	481,635	5.61%	5.40%
(06) Paul J. Lawler	8,097,180	94.36%	90.76%	484,069	5.64%	5.43%
(07) Mandakini Puri	8,106,758	94.47%	90.87%	474,491	5.53%	5.32%
(08) John P. Arnhold	8,101,615	94.41%	90.81%	479,634	5.59%	5.38%
(09) Mehdi Mahmud	8,132,294	94.77%	91.15%	448,954	5.23%	5.03%
(10) Scott Sleyster	8,124,661	94.68%	91.07%	456,588	5.32%	5.12%

Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting. As a result, the abstentions and broker non-votes for each particular proposal will have the same effect as a vote against Proposal 1.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please see Renumeration Paid included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement

At a meeting held on April 3, 2025, the Board of Trustees (the “Board”) of the Fund, including a majority of the independent trustees (the “Independent Trustees”), approved the continuation of the Fund’s current advisory agreement (the “Current Advisory Agreement”). It was noted that this would be in lieu of the regular review cycle that otherwise would have been scheduled for the June 2025 Board meetings and recognizes that the Current Advisory Agreement otherwise expires by its terms on June 30, 2025.

The Board of the Fund also approved a “new” advisory agreement for the Fund with the Adviser (referred to here as the “New Advisory Agreement”) that is substantially identical to the Current Advisory Agreement and will be effective subsequent to the prospective change of ownership (the “Transaction”) of the parent company of the Adviser, First Eagle Holdings, Inc. (“FE Holdings”), subject to the approval of shareholders of the Fund. The Board also recommended that shareholders of the Fund approve the New Advisory Agreement.

In their deliberations, in addition to information provided by the Adviser specifically in connection with its evaluation of the terms and conditions of the New Advisory Agreement related to the Transaction, the Trustees also considered information they had received in June 2024, December 2024 and February 2025. It was noted that materials at the most recent renewal of the Current Advisory Agreement (from the June 2024 meeting of the Board) had included comprehensive fee, expense and performance comparisons prepared by a third-party consultant, including comparisons to peer mutual funds, to Morningstar and Lipper “Category Averages,” and to the Fund’s stated market benchmark, and that there were no substantively material changes to the June 2024 data. Also noted was that the Board had the benefit of receiving presentations from and holding discussions with management throughout the year.

As at previous meetings, the Trustees received materials relating to the organizational structure and business of the Adviser. Various information relating to the terms of the Transaction, including the goals and interests of Genstar Capital (the “Buyer”) and a timetable of the Transaction, was reviewed. The Buyer advised that it will exercise its oversight of the Adviser’s business at the level of the parent company board of directors and will not be involved in the day-to-day management of the Adviser. The Buyer also advised that no change in investment processes, trading practices or distribution is anticipated as a result of the Transaction.

As described above, discussion with management and the Buyer had covered the respective goals and interests of the different parties, the expected timetable of the Transaction, financing and other key economic terms, the perspectives of key employees and related executive and employee retention initiatives, and the expected business strategies of and resources available to the Adviser going forward. The Board also was advised of alternatives to the Transaction that had been considered by management and management’s view that the Transaction, and related continuation of the Adviser’s services without interruption under the proposed New Advisory Agreement, is desirable and appropriate and in the best interests of the Adviser, FE Holdings and the Fund and its shareholders. The Trustees specifically understood that there would be no diminution of services or support for the Fund by the Adviser as a result of the Transaction.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable and within the range of what could be negotiated at arm’s length, and that the continuance of the Current Advisory Agreement and the approval of the New Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusions:

Nature, Quality, and Extent of Services Provided by Adviser

●	The Trustees reviewed the services provided by the Adviser to the Fund and considered that the services were not expected to change in connection with the Transaction. The Adviser will provide the Fund with investment research, advice and supervision, and continuously furnish an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Prospectus. The Trustees were assured that service levels for the Fund, which is subject to an expense cap, are not affected by the terms of the expense cap.

●	The Trustees reviewed the Fund’s long-standing historical relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the insurance account participants, the decision to purchase Fund shares included a decision to select the Adviser as the investment adviser and that there is a strong association in the minds of insurance account participants between the Adviser and the Fund.

●	The Trustees commented on the background and experience of the Fund’s portfolio managers and the quality of the Trustees’ regular meetings with them over time. The Trustees also noted that it was anticipated that the portfolio managers would not change in connection with the Transaction.

●	The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on the Buyers, including their track record of growing businesses, their likely time period of ownership of the business and possible later exit strategies, their familiarity with the investment management industry and other highly regulated financial services sectors, their support for management’s strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

●	The Trustees noted that the costs associated with the proxy solicitation with respect to the New Advisory Agreement would be borne by the Adviser and/or the Buyers. No such costs would be borne by the Fund.

Investment Performance of the Fund and the Adviser

●	The Trustees were provided investment performance information for the Fund on both an absolute and a relative basis over 1-year, 3-year, 5-year and 10-year periods in connection with the June 2024 Board meeting and select updated performance information in connection with the April 2025 Board meeting.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

●	The Trustees were provided (in connection with the June 2024 Board meeting) detailed information regarding the total compensation to be received by the Adviser and the Fund’s total costs for using the Adviser’s services, taking into account expenses incurred by the Adviser that are passed through to the Fund (notably, under the administrative cost reimbursement program). The Trustees were also provided (in connection with the June 2024 Board meeting and select updated information in connection with the April 2025 Board meeting) comparative fee and expense information for peer mutual funds.

●	The Trustees considered representations that there will not be any unfair burden imposed on the Fund in connection with the Transaction, including that the fee terms would not increase for two years as a result of the Transaction (noting that the existing expense caps, or those imposed in the future for reasons unrelated to the Transaction, are expected to be governed in accordance with their terms).

●	The possibility of new affiliations in light of the Transaction were considered and it was determined that affiliates of the Buyers were not anticipated to have meaningful service or trading relationships with the Fund.

●	The Trustees considered potential economies of scale in the operation of the Fund and the provision of services by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, which is the method by which the Fund “pays” for administrative services performed by the Adviser, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. Further scale as a result of the Transaction was considered but viewed as speculative.

●	The Trustees reviewed the Adviser’s financial condition and profitability and were provided (in connection with the June 2024 Board meeting) information showing estimated and indicative profitability for the Adviser. They noted that profits were viewed as not excessive and providing appropriate incentives to the Adviser. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser’s culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on or reflective of the profits realized.

●	The Trustees considered compensation and equity ownership incentives for key employees that would be included as part of the Transaction (or otherwise continued). The Trustees also considered the financial structure of the Transaction including the level of leverage that would be taken on by the Adviser’s parent company.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a)	In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not Applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Variable Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 5, 2025

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date September 5, 2025

*Print the name and title of each signing officer under his or her signature.